Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments

		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$688,040	$688,040	$457,292	$457,292
Accounts Receivable	2	3,157,233	3,157,233	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	745,644	745,644	652,649	652,649
Short-term borrowings	2	117,850	117,850	98,801	98,801
Short-term borrowings from related parties	2	3,973	3,973	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(2)	2	721,928	721,928	1,147,208	1,147,208
Credit Agreement 2012 and 2006	2	2,659,340	2,652,840	2,795,589	2,774,951
Senior Notes	2	4,743,442	5,296,325	2,883,009	2,989,307
Euro Notes	2	51,951	54,574	258,780	265,655
Noncontrolling interests subject to put provisions	3	523,260	523,260	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.
(2) This amount includes the non-current portion of a loan from a Fresenius SE subsidiary of $56,174 which is due on May 23, 2014 (see Note 3c "Related Party Transaction").

Derivative Financial Instruments Valuation
	December 31, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	7,839	(7,510)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	942	(187)	742	(3,706)
Interest rate contracts	-	(6,221)	-	(1,076)
Total	$8,781	$(13,918)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	23,396	(19,068)	56,760	(37,242)

Non-current
Foreign exchange contracts	132	(292)	1,382	(1,459)
Total	$23,528	$(19,360)	$58,142	$(38,701)

(1) As of December 31, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(16,762)	$(80,678)	Interest income/expense	$23,779	$5,946
Foreign exchange contracts	21,834	(23,452)	Costs of Revenue	(5,414)	(4,262)
Foreign exchange contracts			Interest income/expense	582	-

	$5,072	$(104,130)		$18,947	$1,684

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense
		$(8,804)	$(76,496)
Foreign exchange contracts	Interest income/expense	8,033	6,598

		$(771)	$(69,898)